Note 18 - Other Revenues	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Other Revenues [Text Block]
18—OTHER
REVENUES

Other revenues consist of the following:

	2018	2017	2016
Licenses and others	19	60	32
Total	19	60	32

In
2018,
2017
and
2016,
other revenues mainly consist of sales of a license to Theraclion.